OPERATING SEGMENTS (Tables)	12 Months Ended
Oct. 28, 2018
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment
The following table represents summary financial data attributable to these operating segments for the periods indicated (in thousands):

	Fiscal Year Ended
	October 28, 2018	October 29, 2017	October 30, 2016
Operating income (loss):
Commercial	$230,365	$189,547	$189,830
Corporate	(104,445)	(79,767)	(81,051)
Total operating income	$125,920	$109,780	$108,779
Unallocated other expense	(42,825)	(26,642)	(29,815)
Income before income taxes	$83,095	$83,138	$78,964
Depreciation and amortization:
Commercial	$40,536	$40,488	$40,857
Corporate	1,789	830	1,067
Total depreciation and amortization expense	$42,325	$41,318	$41,924
Capital expenditures:
Commercial	$36,943	$20,348	$18,509
Corporate	10,884	1,726	2,515
Total capital expenditures	$47,827	$22,074	$21,024
Property, plant and equipment, net:
Commercial	$217,260	$217,344	$231,822
Corporate	18,980	9,651	10,390
Total property, plant and equipment, net	$236,240	$226,995	$242,212
Total assets:
Commercial	$1,024,433	$937,149	$935,918
Corporate	85,942	93,963	89,478
Total assets	$1,110,375	$1,031,112	$1,025,396

Schedule of disclosure on geographic areas, long-lived assets in individual foreign countries by country
The following table represents summary financial data attributable to various geographic regions for the periods indicated (in thousands):

	Fiscal Year Ended
	October 28, 2018	October 29, 2017	October 30, 2016
Total sales:
United States of America	$1,874,129	$1,666,645	$1,589,479
Canada	99,306	73,090	61,781
China	4	8,923	6,733
Mexico	2,460	4,910	4,060
All other	24,678	16,710	22,875
Total net sales	$2,000,577	$1,770,278	$1,684,928
Long-lived assets:
United States of America	$494,425	$493,203	$523,134
Canada	7,041	8,180	9,247
China	—	448	170
Mexico	10,594	10,603	10,701
Total long-lived assets	$512,060	$512,434	$543,252